Note 19 - Reportable Segments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes Tables
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Table Text Block]
For the Three Months Ended March 31, 2024	e-Commerce Operations	Healthcare Operations	Eliminations	Total
Pharmacy prescription and other revenue, net of PBM fees	$—	$11,324	$—	$11,324
e-Commerce revenue	2,865	—	—	2,865
Pharmacy 340B contract revenue	—	3,304	—	3,304
Revenues, net	$2,865	$14,628	$—	$17,493

Expenses:
Cost of revenue	2,060	10,623	—	12,683
Selling, general and administrative	1,166	899	(60)	2,005
Salaries, wages and payroll taxes	508	2,116	—	2,624
Impairment loss	—	132	—	132
Professional fees	507	478	—	985
Depreciation and amortization	130	776	—	906
	4,371	15,024	(60)	19,335
Loss before other (income) expense	(1,506)	(396)	60	(1,842)
Other (expense) income	(203)	(25)	(60)	(168)
Loss before income taxes	(1,303)	(371)	—	(1,674)
Income taxes	(27)	—	—	(27)
Net loss	$(1,330)	$(371)	$—	$(1,701)
For the Three Months Ended March 31, 2023	e-Commerce Operations	Healthcare Operations	Eliminations	Total
Pharmacy prescription and other revenue, net of PBM fees	$—	$—	$—	$—
e-Commerce revenue	2,876	—	—	2,876
Pharmacy 340B contract revenue	—	—	—	—
Revenues, net	$2,876	$—	$—	$2,876

Expenses:
Cost of revenue	2,255	—	—	2,255
Selling, general and administrative	788	—	—	788
Salaries, wages and payroll taxes	588	—	—	588
Professional fees	321	—	—	321
Depreciation and amortization	162	—	—	162
	4,114	—	—	4,114
Loss before other (income) expense	(1,238)	—	—	(1,238)
Other (expense) income	(83)	—	—	(83)
Loss before income taxes	(1,155)	—	—	(1,155)
Income taxes	—	—	—	—
Loss before equity method investment	(1,155)	—	—	(1,155)
Equity in net loss of affiliate	(32)	—	—	(32)
Net loss	$(1,187)	$—	$—	$(1,187)

For the Twelve Months Ended December 31, 2023	e-Commerce Operations	Healthcare Operations	Eliminations	Total
Pharmacy prescription and other revenue, net of PBM fees	$—	$21,412	$—	$21,412
e-Commerce revenue	10,977	—	—	10,977
Pharmacy 340B contract revenue	—	5,367	—	5,367
Revenues, net	$10,977	$26,779	$—	$37,756

Expenses:
Cost of revenue	8,122	18,323	—	26,445
Selling, general and administrative	6,633	3,277	—	9,910
Salaries, wages and payroll taxes	2,670	3,973	—	6,643
Goodwill impairment	—	13,895	—	13,895
Professional fees	1,595	506	(120)	1,981
Depreciation and amortization	647	1,463	—	2,110
Total expenses	19,667	41,437	(120)	60,984
Loss before other (income) expense	$(8,690)	$(14,658)	$120	$(23,228)

For the Twelve Months Ended December 31, 2022	e-Commerce Operations	Healthcare Operations	Eliminations	Total
Pharmacy prescription and other revenue, net of PBM fees	$—	$—	$—	$—
e-Commerce revenue	11,710	—	—	11,710
Pharmacy 340B contract revenue	—	—	—	—
Revenues, net	$11,710	$—	$—	$11,710

Expenses:
Cost of revenue	9,221	—	—	9,221
Selling, general and administrative	5,085	—	—	5,085
Salaries, wages and payroll taxes	2,565	—	—	2,565
Professional fees	1,552	—	—	1,552
Depreciation and amortization	490	—	—	490
Total expenses	18,913	—	—	18,913
Loss before other (income) expense	$(7,203)	$—	$—	$(7,203)

Reconciliation of Assets from Segment to Consolidated [Table Text Block]
	e-Commerce Operations	Healthcare Operations	Eliminations	Total
Total assets as of March 31, 2024	$40,342	$41,398	$(16,679)	$65,061

Total assets as of December 31, 2023	$40,764	$40,384	$(16,679)	$64,469

	e-Commerce Operations	Healthcare Operations	Eliminations	Total
Total assets as of December 31, 2023	$40,764	$40,384	$(16,679)	$64,469

Total assets as of December 31, 2022	$28,644	$—	$—	$28,644